UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Causeway Capital Management Trust

Causeway International Opportunities Fund

Institutional Class - CIOIX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about the Institutional Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Institutional Class	$101	0.92%

How did the Fund perform in the last year?

• The Fund’s Institutional Class outperformed the MSCI ACWI ex USA Index (USD) (NR)*† (“Index”) during the twelve months ended September 30, 2025. The performance for the period is shown in the Average Annual Total Returns table below.

• The top performing markets in our investable universe were Colombia, Greece, and the Czech Republic. The worst performing markets were Denmark, Indonesia, and the Philippines. The best performing sectors in the Index were communication services, financials, and information technology. The worst performing sectors were health care, consumer staples, and real estate.

• On a gross return basis, Fund holdings in the banks, materials, and household & personal products industry groups contributed to relative performance. Holdings in the semiconductors & semiconductor equipment, consumer discretionary distribution & retail, and food beverage & tobacco industry groups detracted from relative performance.

• The top contributor to return was jet engine manufacturer, Rolls-Royce Holdings Plc (United Kingdom). Other notable contributors included banking & financial services company, Barclays PLC (United Kingdom), and multinational luxury conglomerate, Kering Corporation (France). The largest detractor was retailer, WH Smith Plc (United Kingdom). Other notable detractors included beverage distributor, Diageo Plc (United Kingdom), and pneumatic controls manufacturer, SMC Corporation (Japan).

• Near the end of the fiscal year, the Fund sold certain holdings to realize tax losses and purchased one or more exchange-traded funds (“ETFs”) to temporarily equitize cash, and one or more ETFs appear as a Country/Asset Weighting and/or as a Top Ten Holding on the next page.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

Causeway International Opportunities Fund, Institutional Class - $2,330,273
MSCI ACWI ex USA Index (USD) (NR)* † - $2,204,653
$2,400,000
$2,200,000
$2,000,000
$1,800,000
$1,600,000
$1,400,000
$1,200,000
$1,000,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Causeway International Opportunities Fund, Institutional Class	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
Sep/15	$1,000,000	$1,000,000
Sep/16	$1,042,732	$1,092,566
Sep/17	$1,280,697	$1,306,815
Sep/18	$1,272,824	$1,329,848
Sep/19	$1,203,708	$1,313,505
Sep/20	$1,149,348	$1,352,932
Sep/21	$1,512,632	$1,676,495
Sep/22	$1,131,826	$1,254,585
Sep/23	$1,537,672	$1,510,367
Sep/24	$1,952,755	$1,893,292
Sep/25	$2,330,273	$2,204,653
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-947-7000 or visit https://www.causewaycap.com/fund/international-opportunities-fund/ for current month-end performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Opportunities Fund, Institutional Class	19.33%	15.18%	8.83%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$380,441	239	$2,506	67%

What did the Fund invest in?

 Country/Asset WeightingsFootnote Reference*

United Kingdom 20.3%
France 13.9%
China 10.8%
Japan 6.7%
Germany 6.1%
Taiwan 6.1%
South Korea 4.7%
Netherlands 4.4%
Exchange-Traded Fund 4.3%
India 4.0%
Canada 2.1%
Italy 2.0%
Short-Term Investment 0.8%
Other Countries 13.3%

Value	Value
Other Countries	13.3%
Short-Term Investment	0.8%
Italy	2.0%
Canada	2.1%
India	4.0%
Exchange-Traded Fund	4.3%
Netherlands	4.4%
South Korea	4.7%
Taiwan	6.1%
Germany	6.1%
Japan	6.7%
China	10.8%
France	13.9%
United Kingdom	20.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	4.0%
iShares MSCI EAFE ETF	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Alstom S.A.	2.5%
Reckitt Benckiser Group PLC	2.4%
Rolls-Royce Holdings PLC	2.4%
Tencent Holdings Ltd.	2.3%
Barclays PLC	2.2%
AstraZeneca PLC	2.1%
Renesas Electronics Corp.	2.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-opportunities-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Causeway Capital Management Trust

Causeway International Opportunities Fund / Institutional Class - CIOIX

Annual Shareholder Report: September 30, 2025

CIOIX-AR-2025

Causeway Capital Management Trust

Causeway International Opportunities Fund

Investor Class - CIOVX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about the Investor Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Investor Class	$129	1.18%

How did the Fund perform in the last year?

• The Fund’s Investor Class outperformed the MSCI ACWI ex USA Index (USD) (NR)*† (“Index”) during the twelve months ended September 30, 2025. The performance for the period is shown in the Average Annual Total Returns table below.

• The top performing markets in our investable universe were Colombia, Greece, and the Czech Republic. The worst performing markets were Denmark, Indonesia, and the Philippines. The best performing sectors in the Index were communication services, financials, and information technology. The worst performing sectors were health care, consumer staples, and real estate.

• On a gross return basis, Fund holdings in the banks, materials, and household & personal products industry groups contributed to relative performance. Holdings in the semiconductors & semiconductor equipment, consumer discretionary distribution & retail, and food beverage & tobacco industry groups detracted from relative performance.

• The top contributor to return was jet engine manufacturer, Rolls-Royce Holdings Plc (United Kingdom). Other notable contributors included banking & financial services company, Barclays PLC (United Kingdom), and multinational luxury conglomerate, Kering Corporation (France). The largest detractor was retailer, WH Smith Plc (United Kingdom). Other notable detractors included beverage distributor, Diageo Plc (United Kingdom), and pneumatic controls manufacturer, SMC Corporation (Japan).

• Near the end of the fiscal year, the Fund sold certain holdings to realize tax losses and purchased one or more exchange-traded funds (“ETFs”) to temporarily equitize cash, and one or more ETFs appear as a Country/Asset Weighting and/or as a Top Ten Holding on the next page.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Causeway International Opportunities Fund,
Investor Class - $22,746
MSCI ACWI ex USA Index (USD) (NR)* † - $22,047
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Causeway International Opportunities Fund, Investor Class	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
Sep/15	$10,000	$10,000
Sep/16	$10,407	$10,926
Sep/17	$12,752	$13,068
Sep/18	$12,644	$13,298
Sep/19	$11,937	$13,135
Sep/20	$11,359	$13,529
Sep/21	$14,922	$16,765
Sep/22	$11,137	$12,546
Sep/23	$15,094	$15,104
Sep/24	$19,117	$18,933
Sep/25	$22,746	$22,047
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-947-7000 or visit https://www.causewaycap.com/fund/international-opportunities-fund/ for current month-end performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Opportunities Fund, Investor Class	18.98%	14.90%	8.57%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$380,441	239	$2,506	67%

What did the Fund invest in?

 Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	13.3%
Short-Term Investment	0.8%
Italy	2.0%
Canada	2.1%
India	4.0%
Exchange-Traded Fund	4.3%
Netherlands	4.4%
South Korea	4.7%
Taiwan	6.1%
Germany	6.1%
Japan	6.7%
China	10.8%
France	13.9%
United Kingdom	20.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	4.0%
iShares MSCI EAFE ETF	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Alstom S.A.	2.5%
Reckitt Benckiser Group PLC	2.4%
Rolls-Royce Holdings PLC	2.4%
Tencent Holdings Ltd.	2.3%
Barclays PLC	2.2%
AstraZeneca PLC	2.1%
Renesas Electronics Corp.	2.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-opportunities-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Causeway Capital Management Trust

Causeway International Opportunities Fund / Investor Class - CIOVX

Annual Shareholder Report: September 30, 2025

CIOVX-AR-2025

(b) Not applicable

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer and principal accounting officer. During the fiscal year ended September 30, 2025, there were no material changes or waivers to the code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Eric Sussman, Lawry Meister, John Graham and Victoria B. Rogers. Each audit committee financial expert is “independent” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant for the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

		2025	2024
(a)	Audit Fees	$294,030	$294,030
(b)	Audit-Related Fees	None	None
(c)	Tax Fees(1)	$59,400	$66,400
(d)	All Other Fees	None	None

Note:

(1)	Tax fees include amounts related to tax return and excise tax calculation reviews and foreign tax reclaim services.

(e)(1) The registrant’s audit committee has adopted a charter that requires it to pre-approve the engagement of auditors to (i) audit the registrant’s financial statements, (ii) provide other audit or non-audit services to the registrant, or (iii) provide non-audit services to the registrant’s investment adviser if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal year ended September 30, 2025, the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and the registrant’s investment adviser were $597,674. For the fiscal year ended September 30, 2024, the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and the registrant’s investment adviser were $849,249.

(h) The audit committee considered whether the provision of non-audit services rendered to the registrant’s investment adviser by the registrant’s principal accountant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedules of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	22
Notes to Financial Statements	24
Report of Independent Registered Public Accounting Firm	32
Notice to Shareholders (Unaudited)	33
Other Information (Form N-CSR Items 8-11) (Unaudited)	34

SCHEDULE OF INVESTMENTS

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
COMMON STOCK
Belgium — 1.7%
Consumer Staples — 1.1%
Anheuser-Busch InBev S.A.	69,097	$4,121

Materials — 0.6%
Syensqo S.A.	29,118	2,349

		6,470
Brazil — 1.2%
Consumer Discretionary — 0.5%
C&A MODAS S.A.	84,100	258
Cury Construtora e Incorporadora S.A.	44,300	288
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	67,500	389
Direcional Engenharia S.A.	164,100	500
Vibra Energia S.A.	97,200	450
		1,885
Consumer Staples — 0.2%
JBS SA [1]	56,837	847

Financials — 0.4%
Pagseguro Digital Ltd., Class A	66,420	664
XP Inc., Class A	43,747	822
		1,486
Materials — 0.1%
Gerdau S.A. ADR	104,595	324

Utilities — 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	18,100	117

		4,659
Canada — 2.1%
Industrials — 1.4%
Canadian Pacific Kansas City Ltd.	70,762	5,270

The accompanying notes are an integral part of the financial statements.

2	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
Canada — (continued)
Materials — 0.7%
Barrick Gold Corp.	86,800	$2,851

		8,121
Chile — 0.2%
Consumer Discretionary — 0.1%
Falabella S.A.	71,853	426

Industrials — 0.1%
Latam Airlines Group S.A.	13,803,737	314

		740
China — 10.8%
Communication Services — 3.4%
Hello Group Inc. ADR	30,067	223
JOYY Inc. ADR	5,337	313
Kuaishou Technology, Class B	46,700	508
NetEase Inc. ADR	11,186	1,700
Tencent Holdings Ltd.	101,700	8,665
Tencent Music Entertainment Group ADR	43,205	1,008
Weibo Corp. ADR	32,792	406
		12,823
Consumer Discretionary — 2.0%
Alibaba Group Holding Ltd. ADR	23,546	4,208
Atour Lifestyle Holdings Ltd. ADR	7,014	264
Geely Automobile Holdings Ltd.	242,000	608
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	114,900	254
PDD Holdings Inc. ADR [1]	4,346	574
Pop Mart International Group Ltd.	37,800	1,296
Vipshop Holdings Ltd. ADR	19,287	379
		7,583
Consumer Staples — 0.2%
Guangdong Haid Group Co. Ltd., Class A	32,198	288
JD Health International Inc. [1]	39,950	341
		629

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	3

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
China — (continued)
Energy — 0.2%
PetroChina Co. Ltd., Class H	736,000	$670

Financials — 2.7%
China Construction Bank Corp., Class H	3,382,741	3,252
China Galaxy Securities Co. Ltd., Class H	536,000	816
China Life Insurance Co. Ltd., Class H	169,000	480
China Pacific Insurance Group Co. Ltd., Class H	178,800	712
Industrial & Commercial Bank of China, Class H	201,000	148
New China Life Insurance Co. Ltd., Class H	131,300	779
People's Insurance Company Group of China Ltd., Class H	894,000	782
PICC Property & Casualty Co. Ltd., Class H	170,000	384
Ping An Insurance Group Co. of China Ltd., Class H	314,500	2,144
Qifu Technology Inc. ADR	30,674	883
		10,380
Health Care — 0.6%
3SBio Inc. [1]	392,500	1,513
BeiGene Ltd. [1]	16,500	435
China Resources Pharmaceutical Group Ltd.	239,000	148
WuXi AppTec Co. Ltd., Class H	20,400	311
		2,407
Industrials — 0.6%
China Railway Group Ltd., Class H	969,000	489
CITIC Ltd.	416,000	610
COSCO SHIPPING Holdings Co. Ltd., Class H	458,950	714
Yutong Bus Co. Ltd., Class A	120,824	462
		2,275
Information Technology — 0.4%
Hengtong Optic-electric Co. Ltd., Class A	46,500	150
Lenovo Group Ltd.	468,000	695
Xiaomi Corp., Class B [1]	121,800	845
		1,690
Materials — 0.7%
China Hongqiao Group Ltd.	383,000	1,300
China Lumena New Materials Corp. [1,2]	4,900	—
Jiangxi Copper Co. Ltd., Class H	69,000	271

The accompanying notes are an integral part of the financial statements.

4	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
China — (continued)
Materials (continued)
Yunnan Yuntianhua Co. Ltd., Class A	79,100	$298
Zhejiang NHU Co. Ltd., Class A	251,391	841
		2,710
		41,167
Denmark — 1.0%
Health Care — 1.0%
Novo Nordisk A, Class B	70,693	3,832

France — 13.9%
Consumer Discretionary — 4.4%
Kering S.A.	45,543	15,108
LVMH Moet Hennessy Louis Vuitton SE	2,512	1,535
		16,643
Financials — 2.6%
BNP Paribas SA	61,505	5,584
Societe Generale S.A.	52,291	3,460
Worldline S.A. [1]	201,899	652
		9,696
Health Care — 1.3%
Sanofi S.A.	52,468	4,839

Industrials — 4.0%
Alstom S.A. [1]	369,761	9,603
Cie de Saint-Gobain S.A.	54,670	5,883
		15,486
Information Technology — 1.1%
Capgemini SE	29,263	4,245

Materials — 0.5%
ArcelorMittal S.A.	49,808	1,788

		52,697
Germany — 6.1%
Communication Services — 1.3%
Deutsche Telekom AG	142,940	4,868

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	5

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
Germany — (continued)
Financials — 0.9%
Deutsche Bank AG	93,450	$3,286

Information Technology — 2.8%
Infineon Technologies AG	142,131	5,540
SAP SE	20,031	5,360
		10,900
Materials — 0.7%
LANXESS AG	108,333	2,684

Utilities — 0.4%
E.ON AG	84,223	1,583

		23,321
Greece — 0.2%
Financials — 0.2%
Eurobank Ergasias Services and Holdings S.A.	189,095	729

India — 4.0%
Communication Services — 0.1%
Bharti Airtel Ltd.	27,413	580

Consumer Discretionary — 0.2%
Eicher Motors Ltd.	2,379	188
Mahindra & Mahindra Ltd.	12,083	466
		654
Energy — 0.2%
Bharat Petroleum Corp. Ltd.	94,391	361
Reliance Industries Ltd.	18,264	281
		642
Financials — 1.5%
Bank of India	292,596	407
BSE Ltd.	14,781	340
Canara Bank	595,058	829
HDFC Asset Management Co. Ltd.	4,046	252
L&T Finance Holdings Ltd.	178,878	502
LIC Housing Finance Ltd.	76,815	489

The accompanying notes are an integral part of the financial statements.

6	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
India — (continued)
Financials (continued)
Muthoot Finance Ltd.	18,176	$630
PNB Housing Finance Ltd.	39,626	385
REC Ltd.	303,201	1,273
South Indian Bank Ltd.	1,112,175	363
		5,470
Health Care — 0.7%
Dr Lal PathLabs Ltd.	12,621	443
Fortis Healthcare Ltd.	35,882	392
Global Health Ltd.	27,521	407
Jubilant Pharmova Ltd., Class A	7,998	97
Lupin Ltd.	27,135	584
Narayana Hrudayalaya Ltd.	13,188	258
Yatharth Hospital & Trauma Care Services Ltd. [1]	35,584	297
		2,478
Industrials — 0.3%
Adani Ports & Special Economic Zone Ltd.	56,493	893
Polycab India Ltd.	5,005	411
		1,304
Materials — 1.0%
Chambal Fertilisers and Chemicals Ltd.	71,467	411
Hindalco Industries Ltd.	66,503	571
JK Cement Ltd.	4,705	334
National Aluminium Co. Ltd.	139,823	337
NMDC Ltd.	657,198	565
Paradeep Phosphates Ltd.	231,201	510
Rallis India Ltd.	84,765	291
Steel Authority of India Ltd.	318,599	482
Welspun Corp. Ltd.	36,749	355
		3,856
Utilities — 0.0%
Mahanagar Gas Ltd.	3,970	58

		15,042
Indonesia — 0.3%
Consumer Staples — 0.0%
Indofood Sukses Makmur Tbk PT	386,000	167

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	7

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
Indonesia — (continued)
Industrials — 0.2%
Astra International Tbk PT	1,710,500	$593

Utilities — 0.1%
Perusahaan Gas Negara Tbk PT	2,338,900	237

		997
Italy — 2.0%
Financials — 1.2%
UniCredit SpA	61,180	4,631

Utilities — 0.8%
Enel SpA	325,287	3,080

		7,711
Japan — 6.7%
Communication Services — 0.4%
Nintendo Co. Ltd.	15,600	1,351

Financials — 1.2%
Sompo Holdings Inc.	103,900	3,214
Sumitomo Mitsui Financial Group Inc.	48,900	1,381
		4,595
Industrials — 1.8%
FANUC Corp.	205,100	5,911
SMC Corp.	3,600	1,106
		7,017
Information Technology — 3.3%
Murata Manufacturing Co. Ltd.	251,600	4,790
Renesas Electronics Corp.	659,000	7,602
		12,392
		25,355
Kuwait — 0.0%
Communication Services — 0.0%
Mobile Telecommunications Co. KSCP	109,523	185

The accompanying notes are an integral part of the financial statements.

8	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
Malaysia — 0.1%
Industrials — 0.1%
My EG Services BHD	1,081,000	$218
Sime Darby BHD	445,100	241
		459
Mexico — 0.3%
Consumer Discretionary — 0.1%
Alsea SAB de CV	57,900	192

Financials — 0.1%
Gentera SAB de CV	182,000	474

Real Estate — 0.1%
Fibra Uno Administracion SA de CV [3]	264,900	393

		1,059
Netherlands — 4.4%
Consumer Staples — 0.3%
Heineken NV	16,362	1,276

Financials — 1.0%
ING Groep NV	142,091	3,682

Health Care — 1.4%
Koninklijke Philips NV	192,449	5,206

Materials — 1.7%
Akzo Nobel NV	89,713	6,383

		16,547
Peru — 0.3%
Financials — 0.3%
Credicorp Ltd.	3,660	975

Poland — 0.2%
Financials — 0.2%
Powszechny Zaklad Ubezpieczen SA	44,926	672

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	9

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
Poland — (continued)
Utilities — 0.0%
PGE Polska Grupa Energetyczna SA [1]	61,871	$183

		855
Qatar — 0.1%
Communication Services — 0.1%
Ooredoo QPSC	104,503	392

Russia — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR [1,2]	31,284	—

Saudi Arabia — 0.3%
Consumer Discretionary — 0.1%
United Electronics Co.	15,450	369

Financials — 0.2%
Riyad Bank	32	—
Saudi National Bank	86,748	907
		907
		1,276
Singapore — 0.7%
Financials — 0.7%
United Overseas Bank Ltd.	102,900	2,758

South Africa — 0.7%
Communication Services — 0.1%
MTN Group Ltd.	42,954	361

Materials — 0.5%
Anglogold Ashanti PLC	6,422	451
Gold Fields Ltd.	32,480	1,371
		1,822
Real Estate — 0.1%
Growthpoint Properties Ltd. [3]	421,500	360

		2,543

The accompanying notes are an integral part of the financial statements.

10	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
South Korea — 4.7%
Communication Services — 0.3%
Krafton Inc. [1]	938	$196
KT Corp.	10,422	375
LG Uplus Corp.	26,104	286
		857
Consumer Discretionary — 0.6%
Hankook Tire & Technology Co. Ltd.	6,958	190
Hyundai Mobis Co. Ltd.	3,747	797
Hyundai Motor Co.	456	70
Kangwon Land Inc.	27,729	363
Kia Corp.	11,398	818
Youngone Corp.	6,628	307
		2,545
Consumer Staples — 0.0%
KT&G Corp.	1,980	189

Financials — 1.1%
DB Insurance Co. Ltd.	4,208	415
Hana Financial Group Inc.	17,710	1,101
KIWOOM Securities Co. Ltd.	1,790	313
Samsung Life Insurance Co. Ltd.	2,661	297
Samsung Securities Co. Ltd.	7,091	362
Shinhan Financial Group Co. Ltd.	14,300	721
Woori Financial Group Inc.	35,511	657
		3,866
Health Care — 0.2%
PharmaResearch Co. Ltd.	1,411	604

Industrials — 0.9%
Doosan Co. Ltd.	649	250
GS Holdings Corp.	5,747	188
Hanwha Corp.	7,473	451
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,554	455
Hyundai Rotem Co. Ltd.	7,253	1,132
Korean Air Lines Co. Ltd.	17,106	277
LG Corp.	6,054	311
LX INTERNATIONAL CORP.	11,015	251

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	11

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
South Korea — (continued)
Industrials (continued)
Samsung Engineering Co. Ltd.	9,591	$183
		3,498
Information Technology — 1.5%
BH Co. Ltd.	14,851	182
Samsung Electronics Co. Ltd.	54,667	3,269
SK Hynix Inc.	9,962	2,467
		5,918
Utilities — 0.1%
Korea Electric Power Corp.	21,016	540

		18,017
Sweden — 1.1%
Consumer Discretionary — 0.4%
Electrolux AB, Class B [1]	305,386	1,663

Information Technology — 0.7%
Hexagon AB, Class B	220,253	2,618

		4,281
Switzerland — 1.8%
Health Care — 1.8%
Roche Holding AG	20,514	6,698

Taiwan — 6.1%
Consumer Discretionary — 0.1%
Pou Chen Corp.	304,000	288

Industrials — 0.3%
Eva Airways Corp.	521,000	651
Evergreen Marine Corp. Taiwan Ltd.	79,400	466
		1,117
Information Technology — 5.7%
Accton Technology Corp.	31,000	1,063
ADATA Technology Co. Ltd.	72,000	371
Arcadyan Technology Corp.	37,000	266
Asia Vital Components Co. Ltd.	17,693	570

The accompanying notes are an integral part of the financial statements.

12	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
Taiwan — (continued)
Information Technology (continued)
ASPEED Technology Inc.	3,703	$614
Delta Electronics Inc.	26,000	729
Elite Material Co. Ltd.	21,000	844
Gigabyte Technology Co. Ltd.	41,000	402
Gold Circuit Electronics Ltd.	57,000	814
Hon Hai Precision Industry Co. Ltd.	264,292	1,873
MPI Corp.	7,000	394
Quanta Computer Inc.	6,000	57
Taiwan Semiconductor Manufacturing Co. Ltd.	226,000	9,677
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,676	2,423
Taiwan Surface Mounting Technology Co. Ltd.	68,000	233
Wistron Corp.	150,000	692
Wiwynn Corp.	7,000	761
		21,783
		23,188
Thailand — 0.2%
Consumer Discretionary — 0.1%
Com7, Class F	414,600	330

Consumer Staples — 0.1%
Charoen Pokphand Foods PCL	600,500	413

Real Estate — 0.0%
Sansiri PCL	1,673,800	75

		818
Turkey — 0.4%
Consumer Staples — 0.1%
Ulker Biskuvi Sanayi AS	146,173	367

Industrials — 0.2%
AG Anadolu Grubu Holding AS	226,950	141
Turk Hava Yollari AO	62,255	472
		613

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	13

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
Turkey — (continued)
Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, Class REIT [3]	820,756	$392

		1,372
United Arab Emirates — 0.5%
Communication Services — 0.1%
Emirates Telecommunications Group Co. PJSC	83,113	427

Real Estate — 0.4%
Aldar Properties PJSC	229,433	592
Emaar Properties PJSC	251,384	893
		1,485
		1,912
United Kingdom — 20.3%
Consumer Discretionary — 1.1%
Berkeley Group Holdings PLC	38,822	2,003
WH Smith PLC	229,053	2,084
		4,087
Consumer Staples — 3.3%
British American Tobacco PLC	46,536	2,470
Diageo PLC	23,886	570
Reckitt Benckiser Group PLC	118,582	9,119
		12,159
Energy — 1.4%
BP PLC	942,558	5,397

Financials — 4.5%
Barclays PLC	1,647,008	8,408
NatWest Group PLC	265,348	1,861
Prudential PLC	306,170	4,287
Standard Chartered PLC	134,386	2,595
		17,151
Health Care — 4.0%
AstraZeneca PLC	54,182	8,148
GSK PLC	239,016	5,062

The accompanying notes are an integral part of the financial statements.

14	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Health Care (continued)
Smith & Nephew PLC	115,554	$2,079
		15,289
Industrials — 3.7%
RELX PLC (EUR)	82,627	3,956
Rolls-Royce Holdings PLC	568,691	9,101
Smiths Group PLC	24,806	785
Wizz Air Holdings PLC [1]	26,030	404
		14,246
Materials — 0.6%
Glencore PLC [1]	530,734	2,438

Real Estate — 0.4%
Segro PLC [3]	186,275	1,642

Utilities — 1.3%
National Grid PLC	335,766	4,821

		77,230
United States — 1.9%
Consumer Discretionary — 1.4%
Carnival Corp. [1]	185,188	5,354

Materials — 0.5%
Smurfit WestRock PLC	44,095	1,877

		7,231
Total Common Stock
(Cost $281,715) — 94.3%		358,637

EXCHANGE-TRADED FUNDS
International Equity — 4.3%
iShares MSCI EAFE ETF	137,285	12,818
iShares MSCI India ETF	23,487	1,223
iShares MSCI Saudi Arabia ETF	8,764	356

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	15

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

Causeway International Opportunities Fund	Number of Shares	Value (000)
International Equity — (continued)
iShares MSCI South Korea ETF	13,087	$1,048
iShares MSCI Taiwan ETF	11,100	706

Total Exchange-Traded Funds
(Cost $16,110) — 4.3%		16,151

PREFERRED STOCK
Brazil — 0.1%
Financials — 0.1%
Banco Bradesco S.A. [1]	123,300	411

Total Preferred Stock
(Cost $366) — 0.1%		411

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.05% *	3,159,480	3,159

Total Short-Term Investment
(Cost $3,159) — 0.8%		3,159

Total Investments — 99.5%
(Cost $301,350)		378,358

Other Assets in Excess of Liabilities — 0.5%		2,083

Net Assets — 100.0%		$380,441

*	The rate reported is the 7-day effective yield as of September 30, 2025.
1	Non-income producing security.

2	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

3	Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

16	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025

ADR	American Depositary Receipt
EAFE	Europe, Australasia, and the Far East
ETF	Exchange-Traded Fund
PJSC	Public Joint-Stock Company
QPSC	Qatari Public Shareholding Company

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at September 30, 2025:

	Level 1	Level 2	Level 3		Total
Investments in Securities	(000)	(000)	(000)†		(000)
Common Stock
Belgium	$6,470	$—	$—		$6,470
Brazil	4,659	—	—		4,659
Canada	8,121	—	—		8,121
Chile	740	—	—		740
China	41,167	—	—	^	41,167
Denmark	3,832	—	—		3,832
France	52,697	—	—		52,697
Germany	23,321	—	—		23,321
Greece	729	—	—		729
India	15,042	—	—		15,042
Indonesia	997	—	—		997
Italy	7,711	—	—		7,711
Japan	25,355	—	—		25,355
Kuwait	185	—	—		185
Malaysia	459	—	—		459
Mexico	1,059	—	—		1,059
Netherlands	16,547	—	—		16,547
Peru	975	—	—		975
Poland	855	—	—		855
Qatar	392	—	—		392
Russia	—	—	—	^	—
Saudi Arabia	1,276	—	—		1,276
Singapore	2,758	—	—		2,758
South Africa	2,543	—	—		2,543
South Korea	18,017	—	—		18,017
Sweden	4,281	—	—		4,281
Switzerland	6,698	—	—		6,698

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	17

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2025

	Level 1	Level 2	Level 3	Total
Investments in Securities	(000)	(000)	(000)†	(000)
Taiwan	$23,188	$—	$—	$23,188
Thailand	—	818	—	818
Turkey	1,372	—	—	1,372
United Arab Emirates	1,912	—	—	1,912
United Kingdom	77,230	—	—	77,230
United States	7,231	—	—	7,231
Total Common Stock	357,819	818	—	358,637
Exchange-Traded Funds	16,151	—	—	16,151
Preferred Stock
Brazil	411	—	—	411
Total Preferred Stock	411	—	—	411
Short-Term Investment	3,159	—	—	3,159
Total Investments in Securities	$377,540	$818	$—	$378,358

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero. Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

18	Causeway International Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES (000)*

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND 9/30/25
ASSETS:
Investments at Value (Cost $301,350)	$378,358
Foreign Currency (Cost $434)	434
Receivable for Investment Securities Sold	1,574
Receivable for Tax Reclaims	754
Receivable for Dividends	535
Receivable for Fund Shares Sold	42
Prepaid Expenses	12
Total Assets	381,709
LIABILITIES:
Payable for Investment Securities Purchased	493
Payable Due to Adviser	255
Accrued Foreign Capital Gains Tax on Appreciated Securities	183
Payable to Custodian	135
Payable for Professional Fees	58
Payable for Fund Shares Redeemed	43
Payable for Shareholder Service Fees - Investor Class	6
Payable Due to Administrator	6
Payable for Trustees' Fees	3
Other Accrued Expenses	86
Total Liabilities	1,268
Net Assets	$380,441
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$280,117
Total Distributable Earnings	100,324
Net Assets	$380,441
Net Asset Value Per Share (based on net assets of $349,792,938 ÷ 17,616,629 shares) - Institutional Class	$19.86
Net Asset Value Per Share (based on net assets of $30,647,867 ÷ 1,559,569 shares) - Investor Class	$19.65

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	19

STATEMENT OF OPERATIONS (000)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
10/01/24 to 9/30/25
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $807)	$9,128

Total Investment Income	9,128
EXPENSES:
Investment Advisory Fees	2,506
Shareholder Service Fees — Investor Class	64
Administration Fees	57
Custodian Fees	178
Transfer Agent Fees	56
Professional Fees	55
Registration Fees	32
Trustees' Fees	11
Printing Fees	3
Total Expenses	2,962
Net Expenses	2,962
Net Investment Income	6,166

Net Realized Gain (Loss) on:
Investments	27,793
Foreign Capital Gains Tax	(467)
Foreign Currency Transactions	(123)
Net Realized Gain (Loss)	27,203

Net Unrealized Appreciation (Depreciation) on:
Investments	25,703
Accrued Foreign Capital Gains Tax on Appreciated Securities	893
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	46
Net Unrealized Appreciation (Depreciation)	26,642
Net Realized and Unrealized Gain	53,845
Net Increase in Net Assets Resulting from Operations	$60,011

The accompanying notes are an integral part of the financial statements.

20	Causeway International Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
	10/01/24 to 9/30/25	10/01/23 to 9/30/24
OPERATIONS:
Net Investment Income	$6,166	$6,393
Net Realized Gain	27,203	14,988
Net Change in Unrealized Appreciation (Depreciation)	26,642	41,477

Net Increase in Net Assets Resulting From Operations	60,011	62,858

DISTRIBUTIONS:
Institutional Class	(22,256)	(6,143)
Investor Class	(2,056)	(516)
Total Distributions to Shareholders	(24,312)	(6,659)

Net Increase in Net Assets Derived from Capital Share Transactions(1)	53,010	14,465
Total Increase in Net Assets	88,709	70,664

NET ASSETS:
Beginning of Year	291,732	221,068
End of Year	$380,441	$291,732

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	21

FINANCIAL HIGHLIGHTS

For the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Fiscal Years

	Net Asset Value, Beginning of Year ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
Causeway International Opportunities Fund
Institutional
2025	18.32	0.35	2.75	3.10	(0.55)	(1.01)	(1.56)
2024	14.83	0.41	3.51	3.92	(0.40)	(0.03)	(0.43)
2023	11.22	0.36	3.61	3.97	(0.36)	—	(0.36)
2022	15.24	0.32	(4.10)	(3.78)	(0.24)	—	(0.24)
2021	11.74	0.25	3.45	3.70	(0.20)	—	(0.20)
Investor
2025	18.15	0.29	2.72	3.01	(0.50)	(1.01)	(1.51)
2024	14.70	0.36	3.48	3.84	(0.36)	(0.03)	(0.39)
2023	11.12	0.32	3.58	3.90	(0.32)	—	(0.32)
2022	15.11	0.30	(4.08)	(3.78)	(0.21)	—	(0.21)
2021	11.64	0.21	3.43	3.64	(0.17)	—	(0.17)

†	Per share amounts calculated using average shares method.

‡	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

§	The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

22	Causeway International Opportunities Fund

Net Asset Value, End of Year ($)	Total Return (%)	Net Assets, End of Year ($000)	Ratio of Expenses to Average Net Assets (%)‡	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (%)‡	Ratio of Net Investment Income to Average Net Assets (%)§	Portfolio Turnover Rate (%)
19.86	19.33	349,793	0.92	0.92	1.99	67
18.32	26.99	267,303	0.95	0.99	2.49	69
14.83	35.86	201,687	0.95	1.02	2.52	60
11.22	(25.18)	151,612	0.95	0.97	2.30	60
15.24	31.61	264,723	0.95	0.99	1.67	45

19.65	18.98	30,648	1.18	1.18	1.68	67
18.15	26.66	24,429	1.20	1.24	2.21	69
14.70	35.53	19,381	1.20	1.27	2.27	60
11.12	(25.37)	14,745	1.20	1.22	2.14	60
15.11	31.36	18,778	1.20	1.24	1.43	45

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	23

NOTES TO FINANCIAL STATEMENTS

1. Organization

Causeway International Opportunities Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on December 31, 2009. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of September 30, 2025, the Trust has four additional series, the financial statements of which are presented separately.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund's fair value pricing procedures are overseen by the Fund's valuation designee, Causeway Capital Management LLC ("Adviser"), and implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

24	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

(continued)

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and
●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line”(designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the fiscal year ended September 30, 2025, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

Causeway International Opportunities Fund	25

NOTES TO FINANCIAL STATEMENTS

(continued)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the fiscal year ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contin-

gent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)  the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)  purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

26	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

(continued)

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

Other – Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the Statement of Operations. For the fiscal year ended September 30, 2025, the Fund received commission recapture payments of $2,751.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2026 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.95% of Institutional Class and Investor Class average daily net assets. No waivers or reimbursements were required for the fiscal year ended September 30, 2025. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the fiscal year ended September 30, 2025, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

Causeway International Opportunities Fund	27

NOTES TO FINANCIAL STATEMENTS

(continued)

As of September 30, 2025, approximately $4,082 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

4. Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the fiscal year ended September 30, 2025, for the Fund were as follows (000):

Purchases	Sales
$241,082	$206,812

5. Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, the actual and potential consequences of Brexit, and the associated uncertainty, have adversely affected, and for the foreseeable future may adversely affect, economic and market conditions in the United Kingdom, in the EU and its member states and elsewhere, and may also contribute to uncertainty and instability in global financial markets. There remains significant market uncertainty regarding Brexit’s long-term ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. In addition, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. Further, recent armed conflicts in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect the performance of the Fund.

28	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

(continued)

6. Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. During the fiscal year ended September 30, 2025, there were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2025 and September 30, 2024 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2025	$10,294	$14,018	$24,312
2024	6,218	441	6,659

As of September 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$7,507
Undistributed Long-Term
Capital Gains	21,526
Unrealized Appreciation	71,291
Total Distributable Earnings	$100,324

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation/(depreciation) difference is attributable primarily to wash sales and passive foreign investment companies. At September 30, 2025, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$306,935	$85,935	$(14,644)	$71,291

Causeway International Opportunities Fund	29

NOTES TO FINANCIAL STATEMENTS

(continued)

7. Capital Shares Issued and Redeemed

Capital share transactions for the Fund were as follows (000):

	Fiscal Year Ended September 30, 2025		Fiscal Year Ended September 30, 2024
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	3,431	$59,494	1,985	$30,611
Shares Issued in Reinvestment of Dividends and Distributions	1,273	19,694	348	5,321
Shares Redeemed	(1,674)	(29,711)	(1,346)	(21,967)
Increase in Shares Outstanding Derived from Institutional Class Transactions	3,030	49,477	987	13,965
Investor Class
Shares Sold	326	5,684	203	3,328
Shares Issued in Reinvestment of Dividends and Distributions	134	2,055	34	516
Shares Redeemed	(246)	(4,206)	(210)	(3,344)
Increase in Shares Outstanding Derived from Investor Class Transactions	214	3,533	27	500
Net Increase in Shares Outstanding from Capital Share Transactions	3,244	$53,010	1,014	$14,465

8. Significant Shareholder Concentration

As of September 30, 2025, three of the Fund's shareholders of record owned 67% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9. Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10. Recent Accounting Pronouncements

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The chief operating officer of the Fund's Adviser acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

30	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

(concluded)

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted but not required. ASU 2023-09 has not been adopted early and management is evaluating the impacts of these changes on the Fund’s financial statements.

11. Subsequent Events

The Fund has evaluated the need for disclosures and/ or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Opportunities Fund	31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Causeway Capital Management Trust and Shareholders of Causeway International Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Causeway International Opportunities Fund (one of the funds constituting Causeway Capital Management Trust, hereafter referred to as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025, and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

November 24, 2025

We have served as the auditor of one or more investment companies in the Causeway Capital Management Investment Company Complex since 2001.

32	Causeway International Opportunities Fund

NOTICE TO SHAREHOLDERS (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2026. Please consult your tax adviser for proper treatment of this information.

For the fiscal year ended September 30, 2025, the Fund is designating the following items with regard to distributions paid during the year:

(A)	(B)	(C)	(D)	(E)
Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)	Dividends (1) for Corporate Dividends Received Deduction (Tax Basis)
54.88%	45.12%	0.00%	100.00%	0.00%

(F)	(G)	(H)	(I)
Qualified Dividend Income	Interest Related Dividends	Qualified Short-Term Capital Gain Dividends	Qualified Foreign Tax Credit Pass Through
69.64%	0.00%	100.00%	4.82%

(1)	Qualified Dividends represent dividends which qualify for the corporate dividends received deduction.

Items (A), (B), (C) and (D) are based on a percentage of the Fund’s total distribution including pass-through as foreign tax credit.

Item (E) is based on a percentage of ordinary income distributions of the Fund.

Item (F) represents the amount of “Qualified Dividend Income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions.” It is the Fund’s intention to designate the maximum amount permitted by the law up to 100%.

Item (G) is the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Item (H) is the amount of “Qualified Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Item (I) is the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distribution during the fiscal year ended September 30, 2025. The Fund accrued Foreign taxes during the fiscal year ended September 30, 2025, amounted to $1,231,461 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 – Dividend for the year ended December 31, 2025. In addition, for the fiscal year ended September 30, 2025, gross income derived from sources within foreign countries amounted to $7,717,742 for the Fund.

Causeway International Opportunities Fund	33

OTHER INFORMATION (FORM N-CSR ITEMS 8 - 11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting on August 25, 2025, the Trustees considered and approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between Causeway Capital Management Trust (the “Trust”) and Causeway Capital Management LLC (the “Adviser”) with respect to Causeway International Opportunities Fund (the “Fund”) for a twelve-month period beginning September 20, 2025. Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) requires the Board of Trustees (the “Board”) of the Trust annually to approve continuance of the Advisory Agreement. Continuance of the Advisory Agreement must be approved by a majority of the Trustees and a majority of the independent Trustees (i.e., Trustees who are not “interested persons” of the Trust as defined in the 1940 Act). The Board was comprised of four independent Trustees when the continuation of the Advisory Agreement was considered.

Information Received. At each regular quarterly meeting, the Board reviews a wide variety of materials relating to the nature, extent and quality of the Adviser’s services, including information concerning the Fund’s performance. In addition, at a special meeting on June 16, 2025, the Trustees also received and reviewed extensive quantitative and qualitative materials prepared by the Adviser relating to the Advisory Agreement in response to information requested on the independent Trustees’ behalf by their independent legal counsel. At the June special meeting, the Trustees received and reviewed a report prepared by Broadridge Financial Solutions, Inc. providing comparative expense and performance information about the Fund to assist with the annual review of the Advisory Agreement. Following that meeting, the Trustees requested additional information, and received and reviewed further information as well as materials prepared by the Adviser relating to their consideration of the renewal of the Advisory Agreement at the August 25, 2025 meeting.

Factors Considered. In reviewing the Advisory Agreement, the Trustees considered a number of factors including, but not limited to: (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Fund, (3) comparisons of the services rendered and the amounts paid under the Advisory Agreement with those of other funds and those of the Adviser under other investment advisory agreements with other types of clients, (4) the costs of the services provided and estimated profits realized by the Adviser and its affiliates from their relationship with the Fund, (5) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, and (6) any other benefits derived by the Adviser from its relationship with the Fund.

34	Causeway International Opportunities Fund

OTHER INFORMATION (FORM N-CSR ITEMS 8 - 11) (UNAUDITED)

(continued)

First, regarding the nature, extent and quality of the services provided by the Adviser, the Trustees considered, among other things, the Adviser’s personnel, experience, track record and compliance program. The Trustees considered the qualifications, backgrounds and responsibilities of the Adviser’s principal personnel who provide services to the Fund, as well as the level of attention those individuals provide to the Fund. The Trustees noted the Adviser’s commitment to devoting resources to staffing and technology in support of its investment management services. They also reviewed the Adviser’s investment philosophy and processes and its compliance program, its various administrative, legal and regulatory responsibilities, and considered the scope of the Adviser’s services to the Fund. The Trustees concluded that the nature, extent and quality of the services provided by the Adviser should continue to benefit the Fund and its shareholders.

Second, regarding the investment performance of the Fund, the Trustees reviewed the investment results of the Fund for various periods ended March 31, 2025, compared to the results of the MSCI ACWI ex USA Index, the median of the mutual funds included in the Morningstar Foreign Large Value category, and the median of the funds in a peer group selected by Broadridge. They noted that, consistent with Broadridge’s practice, the Broadridge 15(c) Report focused on one class of shares – the Institutional Class – and that Investor Class shares are subject to a 25 basis point shareholder service fee, which increases expenses and reduces performance from that shown. They noted that the Institutional Class had outperformed its Broadridge peer group median for the prior one-year and annualized three, five, and ten-year periods. The Trustees considered the Fund’s exposure to the value investment style, and global uncertainties and volatility, and concluded that the overall performance results and other considerations supported their view that the Adviser’s services to the Fund are of a high quality. The Trustees concluded that the Adviser’s record in managing the Fund in a manner consistent with the described investment strategy and style indicated that its continued management had the potential to benefit the Fund and its shareholders.

Third, regarding the Fund’s advisory fee and total expenses as a percentage of the Fund’s average daily net assets:

●	The Trustees compared the Fund’s advisory fee and total expenses with those of other similar mutual funds. They noted that the Fund’s advisory fee was 80 basis points per annum compared to a median of 75 basis points for its Broadridge peer group and a range of 50-155 basis points for the funds in its peer group. The Trustees noted that the Fund’s Institutional Class annual expense ratio, after application of the Adviser’s expense limit, of 95 basis points was 5 basis points higher median of the funds in its Broadridge peer group and within the range of 60-191 basis points of the funds in its peer group.

Causeway International Opportunities Fund	35

OTHER INFORMATION (FORM N-CSR ITEMS 8 - 11) (UNAUDITED)

(continued)

●	The Trustees compared the Fund’s advisory fee with the fees charged by the Adviser to other clients. The Trustees noted that, although the fees paid by the Adviser’s other accounts were lower than the fee paid by the Fund, the differences appropriately reflected the Adviser’s significantly greater responsibilities with respect to the Fund and the risks of managing a sponsored fund, and are not determinative of whether the fees charged to the Fund are fair. The Trustees noted that the Adviser’s services to the Fund included the provision of many additional or more extensive administrative and shareholder services (such as services related to the Fund’s disclosure documents, financial statements, 1940 Act compliance policies and procedures, preparation of Board and committee materials and meetings, annual Board reports and certifications, oversight of daily valuation, oversight of Fund service providers, negotiation of Fund intermediary agreements, coordination with Fund intermediaries providing shareholder recordkeeping services, shareholder communications, and due diligence for advisers, consultants and institutional investors).

The Trustees concluded that the Fund’s advisory fee and expense ratio were reasonable and appropriate under the circumstances.

Fourth, the Trustees considered the Adviser’s costs of providing services to the Fund and estimated profits realized by the Adviser from its relationship with the Fund. They reviewed the Adviser’s estimated after-tax profit margin with respect to such services for the twelve months ended March 31, 2025 and the methodology used to generate that estimate, and noted that the cost allocation methodology presented to the Trustees was reasonable. They also observed that the Adviser’s estimated profitability was within the range cited as reasonable in various court decisions. After consideration of these matters, the Trustees concluded that the Adviser’s operating margin with respect to its relationship with the Fund was reasonable.

Fifth, regarding economies of scale, the Trustees observed that, although the Fund’s advisory fee schedule does not contain fee breakpoints, it is difficult to determine the existence or extent of any economies of scale. They noted that the Adviser is sharing economies of scale through reasonable advisory fee levels, expense limit agreements, and devoting additional resources to staff and technology, including cybersecurity and the use of artificial intelligence tools, to focus on continued performance and service to the Fund’s shareholders. They considered certain initiatives and noted that the Adviser continues to innovate and enhance its capabilities, and that innovation is a means of reinvesting in its services. They also noted the entrepreneurial risks taken by the Adviser in forming the Fund and that, in the Fund’s prior years, the Adviser incurred losses in managing the Fund. The Trustees concluded that under the circumstances the Adviser is sharing any economies of scale with the Fund appropriately.

Sixth, regarding any other benefits derived by the Adviser from its relationship with the Fund – often called “fall-out” benefits – the Trustees observed that the Adviser does not earn “fall-out” benefits such as affiliated custody fees, affiliated transfer agency fees, affiliated brokerage commissions, profits from rule 12b-1 fees, “contingent deferred sales commissions” or “float” benefits on short-term cash. The Trustees concluded that the primary “fall-out” benefit received by the Adviser is research services provided by brokers used by the Fund and that this benefit is reasonable in relation to the value of the services that the Adviser provides to the Fund.

36	Causeway International Opportunities Fund

OTHER INFORMATION (FORM N-CSR ITEMS 8 - 11) (UNAUDITED)

(concluded)

Approval. At the June 16, 2025 and August 25, 2025 meetings, the Trustees discussed the information and factors noted above with representatives of the Adviser and, at the August 25, 2025 meeting, the Trustees considered the approval of the Advisory Agreement. The independent Trustees also met in a private session at all meetings with independent counsel at which no representatives of the Adviser were present. In their deliberations, the independent Trustees did not identify any particular information or factor that was determinative or controlling, each Trustee did not necessarily attribute the same weight to each factor, and the foregoing summary does not detail all the matters considered. Based on their review, the Trustees (all of whom are independent) unanimously concluded that the Advisory Agreement is fair and reasonable to the Fund and its shareholders and that the Fund’s advisory fee is reasonable and renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders, and the Board of Trustees unanimously approved renewal of the Advisory Agreement for a twelve-month period beginning September 20, 2025.

Causeway International Opportunities Fund	37

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

CCM-AR-004-1600

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: December 5, 2025

By (Signature and Title)	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: December 5, 2025